Income taxes - Schedule of deferred tax assets (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Tax loss carried forward	¥ 581,481,841	¥ 609,004,112
Deductible temporary differences	62,849,372	114,334,735
Tax basis difference upon 2016 Restructuring	55,895,669	66,897,143
Allowance for credit loss	6,251,724	5,509,508
Total deferred tax assets	706,478,606	795,745,498
Less: valuation allowance	(706,478,606)	(795,745,498)	¥ (606,708,962)	¥ (353,511,080)
Net deferred tax assets	¥ 0	¥ 0